UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
             New York, NY 10022


13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              November 12, 2004
--------------------            ------------------       -----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $146,885
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number                      Name

1           28-06311                          March Partners, LLC

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4          COLUMN 5     COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE OF                               SHRS OR    SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP       VALUE   PRN AMT    PRN  CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                 -----              -----       -----   -------    ---  ----   ----------  ----   ----    ------  ----
AMC ENTMT INC                  Common Stock       001669100    1,661     86,750  SH          Sole        None    86750
AT & T WIRELESS SERVICES       Common Stock       00209A106   17,441  1,180,055  SH          Sole        None  1180055
CNA SURETY CORP.               Common Stock       12612L108    1,775    167,500  SH          Sole        None   167500
CHARLES RIV LABS INTL INC      Common Stock       159864107    1,979     43,200  SH          Sole        None    43200
CHEMED CORP                    Common Stock       16359R103    2,798     50,200  SH          Sole        None    50200
CITIBANK WEST FSB SAN FRAN     CONT LITIG REC     17306J202       11     16,100  SH          Sole        None    16100
COMCAST CORP                   CL A               20030N101    1,412     50,000  SH          Sole        None    50000
Cox Communications Inc.        CL A               224044107   11,972    361,350  SH          Sole        None   361350
ELAN PLC                       ADR                284131208    1,646     70,320  SH          Sole        None    70320
Endocardial Solutions. Inc.    Common Stock       292962107    2,314    200,000  SH          Sole        None   200000
GARTNER INC.                   Common Stock       366651107      263     22,500  SH          Sole        None    22500
GREENPOINT FINL CORP           Common Stock       395384100   14,371    307,500  SH          Sole        None   307500
HARRAH'S ENTMT INC             Common Stock       413619107    4,588     86,600  SH          Sole        None    86600
JOHN HANCOCK BK & THRIFT OPP   Common Stock       409735107    2,172    220,950  SH          Sole        None   220950
Mandalay Resort Group          Common Stock       562567107   14,124    205,750  SH          Sole        None   205750
Ocular Sciences Inc.           Common Stock       675744106    7,219    150,500  SH          Sole        None   150500
Orbitz Inc.                    CL A               68556Y100    7,480    275,000  SH          Sole        None   275000
Prime Hospitality Corp.        Common Stock       741917108    1,832    150,550  SH          Sole        None   150550
Provident Financial Services   Common Stock       74386T105    2,275    131,900  SH          Sole        None   131900
Rouse Co.                      Common Stock       779273101    3,434     51,350  SH          Sole        None    51350
SPDR TR                        UNIT SER I         78462F103    1,117     10,000  SH          Sole        None    10000
Southtrust Corp                Common Stock       844730101    7,749    186,000  SH          Sole        None   186000
Sunterra Corp                  Common Stock       86787D208    2,954    310,050  SH          Sole        None   310050
Tierone Corp                   Common Stock       88650R108    2,938    127,400  SH          Sole        None   127400
Tripath Imaging                Common Stock       896942109      297     36,350  SH          Sole        None    36350
VARCO INTL INC DEL             Common Stock       922122106    6,306    235,150  SH          Sole        None   235150
DISNEY WALT CO                 Common Stock       254687106    7,365    326,600  SH          Sole        None   326600
Wellpoint Health Networks      Common Stock       94973H108   17,392    165,500  SH          Sole        None   165500







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